              -------------------------------------------------------------

                                           The
                                         ORBITEX

                                      Cash Reserves
                                          Fund

              -------------------------------------------------------------






                                    Semi-Annual Report

                                      June 30, 2000
                                       (Unaudited)

------------------------------------------------ORBITEX-Registered Trademark-
------------------------------------------------               GROUP OF FUNDS



Dear Shareholder:

We are pleased to present you with the Semi-Annual Report for The Orbitex Cash Reserves Fund for the period ended June 30, 2000. The Federal Reserve has been quite active during the last few months and we believe that the Fund performed well during this volatile period. As you know, the fund is sub-advised by AMR Investments and their proven track record over the last 14 years should continue to serve you well.

Thank you for you continued support of The Orbitex Group of Funds. We look forward to serving your investment needs for many years to come.

Sincerely,


Richard E. Stierwalt
President - Orbitex Group of Funds

                          ORBITEX CASH RESERVES FUND
                     STATEMENT OF ASSETS AND LIABILITIES
                          JUNE 30, 2000 (UNAUDITED)

ASSETS
     Investments in AMR Investment Services Money
       Market Portfolio, at value (a)..............................  $1,955,220
     Receivable due from adviser (Note 3)..........................       8,703
                                                                     ----------
Total Assets ......................................................   1,963,923
                                                                     ----------

LIABILITIES
     Payable for trustee fees (Note 3).............................         313
     Accrued expenses and other liabilities .......................       8,581
                                                                     ----------
Total Liabilities .................................................       8,894
                                                                     ----------
NET ASSETS                                                           $1,955,029
                                                                     ==========

COMPOSITION OF NET ASSETS:
     Paid in Capital...............................................  $1,955,029
                                                                     ----------
NET ASSETS                                                           $1,955,029
                                                                     ==========
INSTITUTIONAL SHARES
     (no par value per share)......................................   1,955,029
                                                                     ==========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE                                                      $     1.00
                                                                     ==========

(a) Cost of Investments.



-------------------------------------------------------------------------------
See Notes to Financial Statements.

                          ORBITEX CASH RESERVES FUND
                           STATEMENT OF OPERATIONS
                   PERIOD ENDED JUNE 30, 2000 (1) (UNAUDITED)


INVESTMENT INCOME ALLOCATED FROM
  AMR INVESTMENT SERVICES MONEY
  MARKET PORTFOLIO:
     Interest Income...................................................  $5,301
     Net Expense.......................................................     (90)
                                                                         ------
Net Investment income allocated from AMR Investment
  Services Money Market Portfolio .....................................   5,211
                                                                         ------

EXPENSES:
     Transfer agent fee (Note 3).......................................   2,000
     Fund Accounting fee (Note 3)......................................   2,000
     Audit fee.........................................................   1,865
     Custodian fee.....................................................   1,255
     Printing expense..................................................     785
     Registration fees.................................................     516
     Trustees' fee (Note 3)............................................     313
     Administration fee (Note 3).......................................      80
     Advisory fees (Note 3)............................................      80
     Legal fee.........................................................      70
     Other expenses....................................................      11
                                                                         ------

Total expenses.........................................................   8,975
     Expenses reimbursed and fees waived (Note 3)......................  (8,783)
                                                                         ------
Net Expenses ..........................................................     192
                                                                         ------

NET INVESTMENT INCOME, REPRESENTING NET INCREASE
     IN NET ASSETS RESULTING FROM OPERATIONS...........................  $5,019
                                                                         ------



---------------------------------------
  (1) For the period June 7, 2000 (commencement of operations) to
      June 30, 2000.





-------------------------------------------------------------------------------
See Notes to Financial Statements.

                          ORBITEX CASH RESERVES FUND
                      STATEMENT OF CHANGES IN NET ASSETS
                  PERIOD ENDED JUNE 30, 2000 (1) (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:
     FROM OPERATIONS:
         Net investment income.....................................  $    5,019
                                                                     ----------

DISTRIBUTIONS TO SHAREHOLDERS OF INSTITUTIONAL SHARES:
     From net investment income....................................      (5,019)
                                                                     ----------

CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL SHARES:
     (at $1.00 per share)
     Sales of Shares...............................................   1,950,010
     Reinvestment of distributions.................................       5,019
                                                                     ----------
         Net increase (decrease) from Capital Share Transactions...   1,955,029
                                                                     ----------

         Net increase (decrease) in net assets.....................   1,955,029
                                                                     ----------
NET ASSETS, BEGINNING OF PERIOD                                              -0-
NET ASSETS, END OF PERIOD                                            $1,955,029
                                                                     ==========



---------------------------------------
  (1) For the period June 7, 2000 (commencement of operations) to
      June 30, 2000.





-------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX CASH RESERVES FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
PERIOD ENDED JUNE 30, 2000 (1)

                                                                  INSTITUTIONAL
                                                                      SHARES
                                                                  -------------
Net asset value, beginning of period............................        $1.0000
Investment Operations
     Net investment income .....................................         0.0039
Distributions From
     Net investment income .....................................        (0.0039)
                                                                  -------------
Net asset value, end of period..................................        $1.0000
                                                                  =============

Total return (4)................................................           0.38%

Ratio/Supplementary Data
Net Assets, at End of Period (000's omitted)....................         $1,955

Ratio of expenses to average net assets:
     Expenses including reimbursement/waiver (3)................           0.24% (2)
     Expenses excluding reimbursement/waiver (3)................          11.22% (2)
     Net investment income including reimbursement/waiver.......           6.27% (2)


---------------------------------------
  (1) For the period June 7, 2000 (commencement of operations) to June 30, 2000.
  (2) Annualized.
  (3) Includes the Fund's share of the Portfolio's allocated expenses.
  (4) Not annualized.





-------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX CASH RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
(UNAUDITED)
-------------------------------------------------------------------------------


NOTE 1.  ORGANIZATION

The Orbitex Cash Reserves Fund (the "Fund") is a series of the Orbitex Group of Funds (the "Trust") incorporated in Delaware in December 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Currently, the Fund offers two classes of shares: Institutional Shares and Investor Shares. Investor Shares was not in operation as of the date of this report, therefore, the financial statements and footnotes presented herein apply solely to the Fund's Institutional Shares. The Trust Instrument of the Trust authorizes the Fund to issue an unlimited number of shares of beneficial interest without par value.

The Fund seeks to achieve its investment objectives by investing all of its investable assets in AMR Investment Services Money Market Portfolio (the "Portfolio"), a registered open-end management investment company with the same investment objective and substantially similar policies as the Fund. The Portfolio is managed by AMR Investment Services Trust ("AMR") a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Fund may withdraw its investments from the Portfolio at any time if the Trust's Board of Trustees (the "Board") determines that it is in the best interest of the Fund and its shareholders to do so. The Fund accounts for its investments in the Portfolio as partnership investments, commonly referred to as a master-feeder arrangement.

The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. At June 30, 2000, the percentage of the Portfolio owned by the Fund was less than 1%.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal periods. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. Valuation of securities held in the Portfolio, are discussed in the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES- The Fund records daily its pro rata share of the Portfolio's income, expenses and realized gain and loss. In addition, the Fund accrues its own expenses. The expenses of the Fund, that are directly identifiable to a specific class, are charged to that class. Expenses that are not readily identifiable to a specific class, are allocated in such a manner as deemed equitable, taking into account the nature and type of expense and the relative size of the classes.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations.

ORBITEX CASH RESERVES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2000
(UNAUDITED)
-------------------------------------------------------------------------------

FEDERAL TAXES - The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

REALIZED GAIN AND LOSS - Security transactions are recorded on trade date. Realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3.  ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS

ADVISORY FEES

The Fund has entered into an investment advisory agreement with Orbitex Management, Inc. (the "Adviser"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Class pays the Adviser a fee accrued daily and paid monthly, at the annualized rate of 0.10% of each class' average daily net assets. The Adviser has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total operating expenses to 0.24% and 0.60% of the average daily net assets of Institutional Shares and Investor Shares, respectively.

Fees waived and/or expenses reimbursed by the Adviser for the period ended June 30, 2000 amounted to $8,783.

Under the master feeder arrangement, AMR serves as the Fund's investment adviser. For its services, each Class pays AMR a fee accrued daily and paid monthly, at an annualized rate of 0.10% of each class' average daily net assets. The Fund may withdraw its investments from the Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. In the event the Fund was to make such a withdrawal, the Adviser would act as investment adviser to the Fund.

ADMINISTRATION, FUND ACCOUNTING AND TRANSFER AGENT FEES

American Data Services, Inc. ("ADS"), an affiliate of the Adviser, serves as the administrator of the Fund. For providing administration services to the Fund, ADS receives a fee accrued daily and paid monthly, at the annualized rate 0.10% of the Fund's average daily net assets.

ADS also acts as the fund accounting agent and transfer agent of the Fund. For providing fund accounting services, the Fund pays ADS a fixed monthly fee for average net assets less than $25 million plus out-of-pocket expenses. For providing transfer agent services, the Fund pays ADS a minimum monthly or per account fee plus certain transaction fees.

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

                                                                  Par
                                                                 Amount      Value
                                                                --------------------
                                                               (dollars in thousands)
TIME DEPOSITS - 1.61%
Den Danske Bank, 7.06%, Due 7/3/2000                            $ 21,000  $   21,000
Societe Generale, 7.00%, Due 7/3/2000                             38,426      38,426
                                                                          ----------
     TOTAL TIME DEPOSITS                                                      59,426
                                                                          ----------

VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES - 34.60%
FOREIGN BANKS - 10.71%
Landesbank Hessen Thuringen, 6.28%, Due 10/2/2000                125,000     124,979
Merita Bank, PLC, 6.23%, Due 1/22/2001                           150,000     149,958
Svenska Handelsbanken, 6.28%, Due 10/13/2000                     120,000     119,968
                                                                          ----------
     TOTAL FOREIGN BANKS                                                     394,905
                                                                          ----------

DOMESTIC BANKS - 23.89%
Banco Popular de Puerto Rico, 6.92%, Due 5/25/2001 (Note D)      150,000     150,000
Bank of America, NA, 6.87%, Due 2/26/2001                         10,000      10,005
Bank One, NA, 6.25%, Due 10/20/2000                              100,000      99,973
Branch Banking & Trust Company, 6.88%, Due 3/9/2001              100,000      99,963
First Union National Bank,
  6.86%, Due 9/25/2000                                            10,000      10,000
  6.96%, Due 11/13/2000                                           70,000      70,049
  6.25%, Due 4/20/2001                                           100,000     100,000
Key Bank, NA,
  6.64%, Due 11/2/2000                                            20,000      20,018
  6.94%, Due 12/21/2000                                           20,000      20,023
Mellon Bank, NA, 6.82%, Due 8/30/2000                             96,000      95,996
National City Bank,
  6.82%, Due 8/30/2000                                           130,000     129,989
  6.97%, Due 12/14/2000                                           25,000      25,026
  6.79%, Due 3/23/2001                                            50,000      50,028
                                                                          ----------
     TOTAL DOMESTIC BANKS                                                    881,070
                                                                          ----------
     TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES            1,275,975
                                                                          ----------

PROMISSORY NOTES - 2.71%
Jackson National Life Insurance Company,
  Variable Rate, 7.18%, Due 9/1/2000 (Note B)                    100,000     100,000
                                                                          ----------
     TOTAL PROMISSORY NOTES                                                  100,000
                                                                          ----------

ASSET-BACKED COMMERCIAL PAPER (NOTE A) - 5.31%
Atlantis One Funding Corporation, 6.62%, Due 10/3/2000            28,710      28,214
Enterprise Funding Corporation, 6.69%, Due 8/23/2000              20,345      20,145
Govco, Incorporated, 6.65%, Due 9/15/2000                         50,000      49,298
Moat Funding, LLC, 6.63%, Due 9/28/2000                          100,000      98,361
                                                                          ----------
     TOTAL ASSET-BACKED COMMERCIAL PAPER                                     196,018
                                                                          ----------

VARIABLE RATE COMMERCIAL PAPER  - 5.42%
General Electric Capital Corporation,
  6.74%, Due 9/5/2000                                            160,000     160,000
  6.58%, Due 11/3/2000                                            40,000      40,000
                                                                          ----------
     TOTAL VARIABLE RATE COMMERCIAL PAPER                                    200,000
                                                                          ----------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

                                                                  Par
                                                                 Amount      Value
                                                                --------------------
                                                               (dollars in thousands)
VARIABLE RATE MEDIUM-TERM NOTES - 49.56%
AB Spintab, 6.81%, Due 9/19/2000                                $150,000  $  150,011
Abbey National Treasury Services, 6.44%, Due 8/3/2000             25,000      24,998
American Honda Finance Corporation, 144a,  (Note E)
  6.85%, Due 11/20/2000                                           15,000      15,003
  6.26%, Due 1/10/2001                                            60,000      59,997
  6.80%, Due 6/12/2001                                            50,000      50,000
  6.81%, Due 6/14/2001                                            25,000      25,000
AT&T Capital Corporation, 6.44%, Due 4/9/2001                     81,500      81,627
Bankers Trust Corporation, 6.72%, Due 8/6/2000                    28,000      28,000
Caterpillar Financial Services,
  6.30%, Due 1/19/2001                                            30,000      30,007
  6.34%, Due 4/2/2001                                             20,000      20,011
Chase Manhattan Corporation,
  6.53%, Due 10/13/2000                                           20,000      20,017
  7.07%, Due 11/24/2000                                           30,500      30,535
  7.08%, Due 11/30/2000                                           10,000      10,009
  6.35%, Due 4/26/2001                                            61,500      61,533
Citicorp Incorporated, 6.76%, Due 11/10/2000                      15,000      15,000
Commerzbk Overseas Finance, NV, 6.27%, Due 1/30/2001              20,000      19,982
Fleet National Bank,
  6.67%, Due 8/10/2000                                            30,000      29,999
  6.37%, Due 10/10/2000                                           25,000      25,007
  6.88%, Due 11/9/2000                                            15,000      15,011
  6.41%, Due 1/22/2001                                            30,000      30,020
  6.47%, Due 2/1/2001                                             25,000      25,014
Ford Motor Credit Company,
  6.77%, Due 10/2/2000                                           105,000     104,978
  6.53%, Due 4/12/2001                                            10,000      10,022
General Motors Acceptance Corporation,
  7.10%, Due 12/11/2000                                           25,000      25,032
  6.79%, Due 2/11/2002 (Note C)                                  150,000     150,000
Goldman Sachs Group, L.P.,
  6.47%, Due 11/1/2000                                            50,000      50,000
  7.00%, Due 11/28/2000, 144a, (Note E)                           45,000      45,036
  6.73%, Due 1/16/2001, 144a, (Note E)                            10,000      10,026
  6.49%, Due 1/25/2001, 144a, (Note E)                            75,000      75,078
  7.22%, Due 2/26/2001, 144a, (Note E)                             5,000       5,012
GTE Corporation,
  6.82%, Due 12/11/2000                                          150,000     149,948
  6.30%, Due 1/5/2001                                             25,000      24,998
Huntington National Bank, 6.44%, Due 2/2/2001                     64,000      64,030
Merrill Lynch & Company, Incorporated,
  6.34%, Due 7/3/2000                                             20,000      20,000
  6.72%, Due 8/14/2000                                            30,000      29,999
  6.93%, Due 2/16/2001                                            50,000      50,072
  6.35%, Due 4/9/2001                                             25,000      25,025
  6.24%, Due 4/12/2001                                            75,000      74,989
Morgan Stanley Dean Witter Company,
  7.32%, Due 11/13/2000                                           67,000      67,130
  6.43%, Due 1/22/2001                                            10,000      10,008
  6.75%, Due 3/16/2001                                            50,000      50,000
Royal Bank of Canada, 6.38%, Due 7/28/2000                        10,000      10,000
Sanwa Business Credit Corporation, 6.54%, Due 4/3/2001            10,000      10,018
                                                                          ----------
     TOTAL VARIABLE RATE MEDIUM-TERM NOTES                                 1,828,182
                                                                          ----------

TOTAL INVESTMENTS - 99.21% (COST $3,659,601)                               3,659,601
                                                                          ----------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

                                                                  Par
                                                                 Amount      Value
                                                                --------------------
                                                               (dollars in thousands)
OTHER ASSETS,  NET OF LIABILITIES - 0.79%                                 $   29,059
                                                                          ----------

TOTAL NET ASSETS - 100%                                                   $3,688,660
                                                                          ==========


Based on the cost of investments of $3,659,601 for federal income tax purposes at June 30, 2000, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent discount rate at time of purchase.
(B) Obligation is subject to an unconditional put back to the issuer with seven calendar days notice.
(C) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.
(D) Obligation is subject to a credit quality put back to the issuer with seven calendar days notice.
(E) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $285,152 or 7.73% of net assets.


ABBREVIATION:
LLC - Limited Liability Company
L.P. - Limited Partnership
NA - National Association
NV - Company
PLC - Public Limited Corporation

                     AMR INVESTMENT SERVICES TRUST PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------

                                                                     MONEY
                                                                     MARKET
                                                                 --------------
                                                                 (IN THOUSANDS)
ASSETS:
    Investments in securities at value
      (cost - $3,659,601)........................................    $3,659,601
    Dividends and interest receivable............................        29,377
                                                                     ----------
             TOTAL ASSETS........................................     3,688,978
                                                                     ----------
LIABILITIES:
    Management and investment advisory
       fees payable (Note 2).....................................           305
    Accrued organization costs...................................             4
    Other liabilities............................................             9
                                                                     ----------
             TOTAL LIABILITIES...................................           318
                                                                     ----------
NET ASSETS APPLICABLE TO INVESTORS'
      BENEFICIAL INTERESTS.......................................    $3,688,660
                                                                     ==========


-------------------------------------------------------------------------------
See Notes to Financial Statements.

                   AMR INVESTMENT SERVICES TRUST PORTFOLIO
                           STATEMENT OF OPERATIONS
                  SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

                                                                  MONEY MARKET
                                                                 --------------
                                                                 (IN THOUSANDS)
INVESTMENT INCOME:
     Interest income...........................................        $134,502
                                                                       --------
             TOTAL INVESTMENT INCOME...........................         134,502
                                                                       --------
EXPENSES:
     Management and investment advisory
       fees (Note 2)...........................................           2,160
     Custodian fees............................................             109
     Professional fees.........................................              54
     Other expenses............................................              77
                                                                       --------
             TOTAL EXPENSES....................................           2,400
                                                                       --------
NET INVESTMENT INCOME..........................................         132,102
                                                                       --------
REALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments..........................              35
                                                                       --------
              NET GAIN ON INVESTMENTS..........................              35
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS..................................................        $132,137
                                                                       ========




-------------------------------------------------------------------------------
See Notes to Financial Statements.

                   AMR INVESTMENT SERVICES TRUST PORTFOLIOS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                       MONEY MARKET (IN THOUSANDS)
                                                             ----------------------------------------------
                                                             SIX MONTHS ENDED   TWO MONTHS
                                                                  JUNE 30          ENDED        YEAR ENDED
                                                                    2000        DECEMBER 31,   OCTOBER 31,
                                                                (Unaudited)        1999           1999
                                                             ----------------   ------------   -----------
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income...................................     $   132,102      $   34,541    $   132,222
   Net realized gain on investments........................              35               -             23
                                                                -----------      ----------    -----------
         TOTAL INCREASE IN NET ASSETS
           RESULTING FROM OPERATIONS.......................         132,137          34,541        132,245
                                                                -----------      ----------    -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
   Contributions...........................................      15,118,339       3,797,759     13,198,063
   Withdrawals.............................................     (15,213,487)     (3,489,471)   (12,487,660)
                                                                -----------      ----------    -----------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING
           FROM TRANSACTIONS IN INVESTORS'
           BENEFICIAL INTERESTS............................         (95,148)        308,288        710,403
                                                                -----------      ----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS......................          36,989         342,829        842,648
                                                                -----------      ----------    -----------
NET ASSETS:
   Beginning of year.......................................       3,651,671       3,308,842      2,466,194
                                                                -----------      ----------    -----------
   END OF YEAR.............................................     $ 3,688,660      $3,651,671    $ 3,308,842
                                                                ===========      ==========    ===========


----------------------------------------------------------------------------------------------------------
Financial Highlights:
----------------------------------------------------------------------------------------------------------


RATIOS:
   Expenses to average net assets
     (annualized) .........................................            0.11%           0.11%          0.11%
   Net investment income to average net
      assets (annualized) .................................            6.12%           5.77%          5.11%



-------------------------------------------------------------------------------
See Notes to Financial Statements.

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

         AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into ten separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio, (the "Portfolio"). The assets of the Portfolio belong only to that Portfolio, and the liabilities of the Portfolio are borne solely by that Portfolio and no other. The Trust commenced active operations on November 1, 1995.

         AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

         The following is a summary of the significant accounting policies followed by the Portfolio.

         SECURITY VALUATION

         Securities of the Portfolio are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

         SECURITY TRANSACTIONS AND INVESTMENT INCOME

         Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

         FEDERAL INCOME AND EXCISE TAXES

         The Portfolio will be treated as partnerships for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

         REPURCHASE AGREEMENTS

         Under the terms of a repurchase agreement, securities are acquired by the Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by the Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.



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


AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------


         USE OF ESTIMATES

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2.       TRANSACTIONS WITH AFFILIATES

         MANAGEMENT AGREEMENT

         The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to the Portfolio. Pursuant to the Management Agreement, the Manager receives from the Portfolio an annualized fee equal to .10% of the average daily net assets of the Portfolio.

         OTHER

         Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the six months ended June 30, 2000, the cost of air transportation for the trustees was not material to the Portfolio. One trustee, as a retiree of American, already receives flight benefits. Prior to March 1, 2000, the Trust compensated this trustee up to $10,000 annually to cover his personal flight service charges and the charges for his three adult children, as well as the income tax charged on the value of these benefits. Beginning March 1, 2000, the trustee will receive an annual retainer of $20,000 plus $1,250 for each Board meeting attended.








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